Financial Assets at FVTPL and Stock Loan (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Financial Assets at Fair Value Through Profit or Loss and Stock Loan [Line Items]
Unit per share (in Dollars per share) | $ / shares	$ 9.78
Investments held in trust account	$ 150,110
Loans receivable stated in interest rate percentage	2.00%
Private Placement Warrants [Member]
Financial Assets at Fair Value Through Profit or Loss and Stock Loan [Line Items]
Net proceeds sale units	$ 150,000
IPO [Member]
Financial Assets at Fair Value Through Profit or Loss and Stock Loan [Line Items]
Share units (in Shares) | shares	15,000,000
Unit per share (in Dollars per share) | $ / shares	$ 10
Proceeds from Issuance Initial Public Offering	$ 150,000